NON-CURRENT ASSETS HELD FOR SALE - Discontinued operation - Statement of income (Details) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income calculated using the effective interest method
Loan portfolio	$ 22,463,395	$ 23,740,386	$ 24,427,394
Cash and cash equivalents	351,742	406,380	748,431
Investments in debt securities	2,949,838	2,604,689	2,298,222
Total interest income	25,919,198	26,971,902	27,651,699
Interest expense
Deposits	(13,089,554)	(14,613,237)	(15,711,661)
Financial obligations	(4,958,313)	(5,431,254)	(6,044,788)
Total interest expense	(18,047,867)	(20,044,491)	(21,756,449)
Net interest income	7,871,331	6,927,411	5,895,250
Impairment recoveries on financial assets, net
Loans and other accounts receivable	(4,268,227)	(4,615,595)	(4,596,012)
Other financial assets	(6,928)	(4,988)	10,759
Net impairment loss on financial assets	(3,538,900)	(4,046,323)	(4,029,479)
Net interest income, after impairment losses	4,332,431	2,881,088	1,865,771
Income from commissions and fees	4,784,225	4,477,604	4,215,764
Expenses from commissions and fees	(1,124,180)	(1,001,625)	(974,250)
Net income from commissions and fees	3,660,045	3,475,979	3,241,514
Net trading income	1,402,013	1,401,734	(919,165)
Other income	1,415,753	646,177	3,568,825
Other expenses	(8,899,891)	(8,125,461)	(7,875,408)
Income before income tax	4,621,234	3,107,791	3,423,181
Income tax	(31,226)	(4,449)	(1,361)
Net income for the period from discontinued operations	26,646	25,664	63,008
Net income attributable to owners of the parent
Net income for the period from discontinued operations, net of tax	18,366	17,689	43,429
Owners of the parent	1,721,872	1,015,087	739,003
Net income attributable to non-controlling interests
Net income for the period from discontinued operations, net of tax	8,280	7,975	19,579
Non-controlling interests	1,493,300	1,176,390	1,438,113
Net income for the year	$ 3,215,172	$ 2,191,477	$ 2,177,116
Net income per share basic (in Colombian pesos) see note 25	$ 72.52	$ 42.75	$ 31.12
Net income per share diluted (in Colombian pesos) see note 25	$ 72.52	$ 42.75	$ 31.12
Discontinued operations [member]
Interest income calculated using the effective interest method
Loan portfolio	$ 1,110,214	$ 1,114,791	$ 1,168,073
Cash and cash equivalents	558	22,452	25,471
Other account receivables	(17,547)	(38,874)	(12,906)
Investments in debt securities	117,024	111,661	87,067
Total interest income	1,210,249	1,210,030	1,267,705
Interest expense
Deposits	(567,311)	(580,792)	(502,565)
Financial obligations	(271,068)	(289,050)	(373,416)
Total interest expense	(838,379)	(869,842)	(875,981)
Net interest income	371,870	340,188	391,724
Impairment recoveries on financial assets, net
Loans and other accounts receivable	(158,774)	(139,539)	(155,027)
Other financial assets	4,269	825	2,112
Net impairment loss on financial assets	(154,505)	(138,714)	(152,915)
Net interest income, after impairment losses	217,365	201,474	238,809
Income from commissions and fees	179,544	138,540	140,572
Expenses from commissions and fees	(58,265)	(30,725)	(29,563)
Net income from commissions and fees	121,279	107,815	111,009
Net trading income	4,302	2,670	3,116
Other income	383,849	244,491	182,481
Other expenses	(668,923)	(526,337)	(471,046)
Income before income tax	57,872	30,113	64,369
Income tax	(31,226)	(4,449)	(1,361)
Net income for the period from discontinued operations	26,646	25,664	63,008
Net income attributable to owners of the parent
Net income for the period from discontinued operations, net of tax	18,366	17,689	43,429
Owners of the parent	18,366	17,689	43,429
Net income attributable to non-controlling interests
Net income for the period from discontinued operations, net of tax	8,280	7,975	19,579
Non-controlling interests	8,280	7,975	19,579
Net income for the year	$ 26,646	$ 25,664	$ 63,008
Net income per share basic (in Colombian pesos) see note 25	$ 0.77	$ 0.75	$ 1.83
Net income per share diluted (in Colombian pesos) see note 25	$ 0.77	$ 0.75	$ 1.83